Schedule of Deferred tax Assets and Liability (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Bad debt provision	$ 205,788	$ 270,773	$ 203,881	$ 271,841	$ 270,556
Lease liabilities	46,211	60,804	90,702	120,936	4,726
Net operating loss carried forward	25,618	33,709	24,481	32,641
Total deferred tax assets	277,617	365,286	319,064	425,418	275,282
Right-of-use assets	(46,211)	(60,804)	(90,702)	(120,936)	(7,069)
Total deferred tax liabilities	(46,211)	(60,804)	(90,702)	(120,936)	(7,069)
Net deferred tax assets	$ 231,406	$ 304,482	$ 228,362	$ 304,482	$ 268,213